Income Tax - Additional Information (Details) - ARS ($) $ in Thousands							12 Months Ended
		Dec. 27, 2023	Aug. 07, 2023	Jul. 12, 2023	Apr. 19, 2023	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement [Line Items]
Income Tax Expense							$ 156,070,330	$ (7,859,103)	$ 28,034,559						$ 555,002	$ 647,945	$ 264,257
Income taxes refund		$ 264,257	$ 264,257	$ 647,946	$ 29,205	$ 309,000	$ 8,083,923			$ 4,528,453
Adjustments for current tax of prior periods	[1]							$ (280,159)	$ (6,075,593)
Income tax corporate rate							35.00%	30.00%	25.00%		15.00%	30.00%	55.00%
Consumer price index							100
Tax rate effect from change in tax rate										100.00%
Income tax inflation rate adjustment												$ 3,239,760	$ 1,021,519	$ 1,185,800
Received of adjustments for current tax of prior period		1,037,484
Refund of prior period tax with interest		$ 773,227
Current Year [Member]
Statement [Line Items]
Adjustment in nominal values in income tax expense							$ 51,991,114
Two Thousand And Twenty Three [member]
Statement [Line Items]
Adjustment in nominal values in income tax expense							5,817,000
Inflation Adjustment [Member] | Current Year [Member]
Statement [Line Items]
Adjustments for deferred tax of prior periods							5,908,256
Inflation Adjustment [Member] | Current Year [Member] | Deferred Tax Assets [Member]
Statement [Line Items]
Decrease in deferred tax asset							46,082,862
Inflation Adjustment [Member] | Two Thousand And Twenty Three [member]
Statement [Line Items]
Income Tax Expense									$ 784,000
Adjustments for current tax of prior periods							$ 5,908,256
Inflation Adjustment [Member] | Two Thousand And Twenty Three [member] | Deferred Tax Assets [Member]
Statement [Line Items]
Decrease in deferred tax asset										$ 5,033,000

[1]	It includes an income tax charge of 5,908,256 corresponding to the tax inflation mechanism applied for fiscal year 2020 – see note 11.6 “Income tax – inflation adjustment for fiscal year 2020”.